FEDERATED INSTITUTIONAL TRUST

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

October 28, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INSTITUTIONAL TRUST

FEDERATED SHORT-INTERMEDIATE TOTAL RETURN BOND FUND (the “Fund”)

A Class

R Class

IS Class

SS Class

1933 Act File No. 33-54445

1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated October 31, 2014, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 66 on October 27, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail Jones

Gail Jones

Assistant Secretary